Equity Transactions	3 Months Ended
Mar. 31, 2014
Statement Of Stockholders' Equity [Abstract]
Equity Transactions
Note 8 - Equity Transactions

 On January 15, 2014, 110,000 shares were issued to two employees of the Company as compensation. From February 5, 2014 through March 17, 2014, 143,922 shares were issued to a consultant for professional services rendered on behalf of the Company.